Business Combination, Significant Transaction and Sale of Business (Details 9) - Infinigy Solutions LLC [Member] $ in Thousands	Jun. 30, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Net Assets, excluding cash acquired	$ 1,182
Redeemable non-controlling interests	(3,590)
Intangible assets	3,675
Goodwill	5,260
Total assets acquired net of acquired cash	$ 6,527